Related Party Balances and Transactions (Details) - Schedule of significant related party transactions	6 Months Ended
Jun. 30, 2022
Mr. He Xiaowu [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Mr. He Xiaowu
Relationship with the Company	Chief Executive Officer and Chairman of the Board
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Sixiang Times (Beijing) Technology Co., Ltd.
Relationship with the Company	Where the Company’s executive is one of the major shareholders
Lavacano Holdings Limited [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Lavacano Holdings Limited
Relationship with the Company	Where Mr. He Xiaowu acted as director
Emmoli inc [Member]
Related Party Transaction [Line Items]
Name of Related Parties	ENMOLI INC
Relationship with the Company	Where Mr. He Xiaowu acted as director
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)
Relationship with the Company	Controlled by a direct relative of CEO